Equipment (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Equipment 1		$ 6,588
Equipment 2		$ 1,694
Equipment 1	$ 2,996
Equipment 2	$ 733